RELATED-PARTY TRANSACTIONS DISCLOSURE: Schedule of Amounts due to Related Parties, long-term debt (Details) - CAD ($)	Jan. 31, 2023	Jan. 31, 2022
Due to related parties, noncurrent	$ 0	$ 159,513
Company owned by an officer and director
Due to related parties, noncurrent	0	74,763
Company controlled by officers and directors
Due to related parties, noncurrent	$ 0	$ 84,750